Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET
A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	December 31, 2023	December 31, 2022
Original cost:
Technology	$406,391	$402,592
Customer relations	390,511	392,584
Trademarks and other	207,375	224,110
	1,004,277	1,019,286
Accumulated amortization:
Technology	259,956	246,126
Customer relations	162,728	147,104
Trademarks and other	191,073	193,323
	613,757	586,553
Amortized cost	$390,520	$432,733

B.    EXPENSES

Amortization expenses amounted to $43,903, $49,227 and $47,023 for the years ended December 31, 2023, 2022 and 2021, respectively.

C.    AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2024		$35,847
2025		34,111
2026		34,413
2027		31,854
2028	and thereafter	254,295
		$390,520

D.    CHANGES IN GOODWILL

Changes in goodwill during 2023 were as follows:

	Aerospace	C4I and Cyber	ISTAR and EW	Land	ESA	2023
Balance, at January 1	$61,933	$316,655	$130,379	$592,871	$400,656	$1,502,494
PPA and PPA adjustment (1)	—	—	—	—	13,472	13,472
Net translation differences (2)	1,255	—	2,849	(21,005)	—	(16,901)
Balance, at December 31	$63,188	$316,655	$133,228	$571,866	$414,128	$1,499,065

(1)PPA adjustment related to preliminary PPA of a subsidiary acquired in 2022, and PPA related to acquisition during 2023. See Note 1D(1).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.